Stock Based Compensation (Summary of Non-vested Stock 0ption Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nonvested Shares Under Option
Non-vested, beginning balance	211,259
Granted	134,243	106,947
Vested	(50,432)
Forfeited
Non-vested, ending balance	295,070	211,259
Weighted Average Grant Date Fair Value
Non-vested, beginning balance	$ 0.27
Granted	$ 0.51
Vested	$ 0.35
Forefeited
Non-vested, ending balance	$ 0.37	$ 0.27